Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable – third parties, gross	$ 11,469,112	$ 12,820,290
Less: allowance for expected credit losses	(10,423)	(13,281)	$ (5,408)	$ (1,117)
Total accounts receivable – third parties, net	11,458,689	12,807,009
Accounts Receivable Related to Sales of Marine Fuels [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable – third parties, gross	11,469,112	12,820,290
Accounts Receivable Related To Brokerage Commissions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable – third parties, gross